Consolidated Statement of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net earnings, including noncontrolling interests	$ 200	$ 146	$ 240	$ 211	$ 232
Adjustments:
Depreciation and amortization	(62)	(56)	(75)	(67)	(85)
Annuity benefits	635	640	800	724	641
Realized (gains) losses on investing activities	(6)	18	9	16	(35)
Net (purchases) sales of trading securities	2	(6)	(2)	7	1
Deferred annuity and life policy acquisition costs	(177)	(172)	(229)	(224)	(198)
Amortization of insurance acquisition costs	127	106	152	139	161
Change in:
Reinsurance recoverable	12	9	12	13	6
Accrued investment income	(18)	(10)	(20)	(30)	(17)
Funds held as collateral	6	(89)	(169)	74	0
Other assets	(8)	(4)	(57)	1	(9)
Life, accident and health reserves	(24)	(7)	(14)	15	(12)
Liability for funds held as collateral	(6)	89	169	(74)	0
Other liabilities	(54)	(74)	(83)	48	(113)
Other operating activities, net	(20)	(26)	(34)	2	(2)
Net cash provided by operating activities	607	564	699	855	570
Investing Activities:
Purchases of fixed maturities	(5,354)	(4,632)	(6,186)	(5,450)	(4,419)
Purchases of equity securities	(43)	(45)	(72)	(266)	(136)
Purchases of mortgage loans	(84)	(183)	(213)	(197)	(323)
Purchases of equity options — fixed indexed annuities	(308)	(253)	(358)	(301)	(221)
Purchases of other investments	(309)	(209)	(320)	(272)	(189)
Purchases of real estate, property and equipment	(6)	(15)	(16)	(48)	(12)
Proceeds from maturities and redemptions of fixed maturities	3,272	2,134	3,259	2,194	2,014
Proceeds from repayments of mortgage loans	139	159	203	209	98
Proceeds from sales of fixed maturities	109	410	528	281	103
Proceeds from sales of equity securities	44	69	96	106	45
Proceeds from exercise of equity options — fixed indexed annuities	508	129	248	326	352
Proceeds from sales of other investments	111	81	171	146	145
Proceeds from sales of real estate, property and equipment	27	6	14	26	5
Other investing activities, net	6	(43)	(41)	9	9
Net cash used in investing activities	(1,888)	(2,392)	(2,687)	(3,237)	(2,529)
Financing Activities:
Annuity receipts	3,432	3,324	4,435	4,139	3,692
Annuity surrenders, benefits and withdrawals	(1,725)	(1,726)	(2,275)	(2,002)	(1,747)
Net transfers from variable annuity assets	43	29	42	43	43
Advances from Federal Home Loan Bank	0	150	150	345	0
Capital contributions from parent	0	0	15	0	0
Cash dividends paid	(135)	(50)	(140)	(110)	(200)
Other financing activities, net	(17)	2	(2)	7	1
Net cash provided by (used in) financing activities	1,598	1,729	2,225	2,422	1,789
Net Change in Cash and Cash Equivalents	317	(99)	237	40	(170)
Cash and cash equivalents at beginning of period	499	262	262	222	392
Cash and cash equivalents at end of period	$ 816	$ 163	$ 499	$ 262	$ 222